Summary of Significant Accounting Policies (Tables)	15 Months Ended
Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
		At September
	At inception	30, 2013

Risk-free interest rate	0.28%	0.10%

Expected life (years)	1.49	1.25

Expected volatility	81.57%	77.51%

Stock price	$0.61	$0.65

Dividend yields	0.00%	0.00%